Other disclosures - Related party transactions - Executive directors ESOP (Details)		12 Months Ended
	Dec. 21, 2018	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2016 EUR (€)	May 31, 2016 EUR (€)	Dec. 31, 2015 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options		3,536,651	2,862,216	2,293,636					1,752,926
Exercise price | €		€ 86.32	€ 21.17	€ 14.13	€ 80.82	€ 18.41	€ 11.38	€ 11.47
Exercised		319,671	203,412	140,292
Time period for beneficiaries to choose contractual term (in days)	60 days
Executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options		80,000	123,200	137,000
Exercised		40,000	65,380	125,292
Time period for beneficiaries to choose contractual term (in days)	60 days
Tim Van Hauwermeiren | 11.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options				50,000
Term				10 years
Exercise price | €				€ 11.47
Tim Van Hauwermeiren | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options				30,600
Term				10 years
Exercise price | €				€ 14.13
Tim Van Hauwermeiren | 3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €				€ 3.95
Exercised				53,092
Tim Van Hauwermeiren | 2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €			€ 2.44	€ 2.44
Exercised			65,380	72,200
Tim Van Hauwermeiren | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options			80,000
Term			10 years
Exercise price | €			€ 21.17
Tim Van Hauwermeiren | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options		80,000
Exercise price | €		€ 86.32
Tim Van Hauwermeiren | 86.32 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term		5 years
Tim Van Hauwermeiren | 86.32 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term		10 years
Tim Van Hauwermeiren | 7.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options		336,200	296,200
Exercise price | €		€ 7.17
Exercised		40,000
Eric Castaldi | 11.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options				28,200
Term				10 years
Exercise price | €				€ 11.47
Eric Castaldi | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options				28,200
Term				10 years
Exercise price | €				€ 14.13
Eric Castaldi | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options			43,200
Term			10 years
Exercise price | €			€ 21.17